Securities (Narrative) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 359,971	$ 360,867
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	255,743	271,615
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 104,228	$ 89,252